TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
TAXES ON INCOME
Schedule of income before taxes on income

	Year Ended December 31,
	2024	2023	2022
Domestic	$7,618	$5,110	$25,434
Foreign	7,478	9,262	8,749

	$15,096	$14,372	$34,183

Schedule of taxes on income (tax benefits)

	Year Ended December 31,
	2024	2023	2022
Current taxes:
Domestic	$3,328	$2,030	$3,707
Foreign	1,005	2,013	35

	4,333	4,043	3,742
Deferred tax expense (benefit):
Domestic	(85)	(14)	269
Foreign	(4,463)	1,563	1,706

	(4,548)	1,549	1,975

	$(215)	$5,592	$5,717

Summary of significant components of the deferred tax liabilities and assets

	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforward	$17,982	$21,316
Operating lease liabilities	4,011	4,321
Marketable Securities	404	1,409
Derivatives	—	22
Reserves and allowances	7,858	7,292

Net deferred tax assets before valuation allowance	29,429	34,360
Less - valuation allowance	(15,629)	(23,897)

Deferred tax asset	$13,800	$10,463

Deferred tax liability:
Operating lease ROU assets	$(3,961)	$(4,256)
Derivatives	(267)	—
Other	(108)	(232)
Deferred tax liability	$(4,336)	$(4,488)

Schedule of reconciliation of the theoretical tax expense

	Year Ended December 31,
	2024	2023	2022
Income before taxes, as reported in the consolidated statements of operations	$15,096	$14,372	$34,183

Israeli statutory corporate tax rate	23.0%	23.0%	23.0%

Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$3,472	$3,304	$7,861
Impact of Preferred Technological Enterprise status	(3,077)	(608)	(3,031)
Changes in tax reserve for uncertain tax positions	(67)	47	90
Adjustments for previous years’ taxes	2,536	486	448
Impact of income tax at rates other than the Israeli statutory corporate tax rate	2,131	749	(375)
Share-based compensation expenses see Note 11c.	1,914	1,289	329
Losses and temporary differences for which valuation allowance was provided	(7,363)	198	453
Impact of tax rate change	—	—	152
Other	239	127	(210)

Actual tax expense (benefit)	$(215)	$5,592	$5,717